LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2018
Long-term Debt, by Current and Noncurrent [Abstract]
Schedule of long-term debt

(in thousands of $)	2018	2017
Long-term debt:
3.25% senior unsecured convertible bonds due 2018	—	63,218
Norwegian kroner 900 million senior unsecured floating rate bonds due 2019	77,722	92,477
Norwegian kroner 500 million senior unsecured floating rate bonds due 2020	57,829	61,001
5.75% senior unsecured convertible bonds due 2021	212,230	225,000
Norwegian kroner 600 million senior unsecured floating rate bonds due 2023	69,395	—
4.875% senior unsecured convertible bonds due 2023	151,700	—
U.S. dollar denominated floating rate debt due through 2025	891,471	1,081,204
Total debt principal	1,460,347	1,522,900
Less: unamortized debt issuance costs	(23,267)	(18,893)
Less: current portion of long-term debt	(267,149)	(313,823)
Total long-term debt	1,169,931	1,190,184

Schedule of maturities of debt
The outstanding debt as of December 31, 2018, is repayable as follows:

Year ending December 31,	(in thousands of $)
2019	267,149
2020	196,093
2021	463,516
2022	199,466
2023	321,830
Thereafter	12,293
Total debt principal	1,460,347